12. RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Beneficial Owner, David W. Cheek
Related Party Transaction, Description of Transaction	outstanding loan to a real estate development partnership
Accounts Payable, Related Parties, Current	$ 1,653,489
Trustee of an executive officer's irrevocable life insurance trust
Related Party Transaction, Description of Transaction	Effective September 23, 1995, the Company entered into a Split-Dollar Life Insurance Agreement with the Trustee of an executive officer’s irrevocable life insurance trust.
Accounts Payable, Related Parties, Current	$ 417,614